Property, plant and equipment -Impairments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	$ (276)	$ 374	$ 152	$ 2,827
Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	0	0	1	1
Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	1	0	1	0
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	113	111	117	170
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	(390)	263	33	2,656
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	(390)	263	21	2,379
Property Plant And Equipment [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	0	0	0	0
Property Plant And Equipment [member] | Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	0	0	0	0
Property Plant And Equipment [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	0	0	0	0
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	(390)	263	21	2,379
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	114	111	131	448
Intangible assets [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	0	0	1	1
Intangible assets [member] | Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	1	0	1	0
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	113	111	117	170
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	$ 0	$ 0	$ 12	$ 277